                          AMERICAN CENTURY INVESTMENTS
                                4500 MAIN STREET
                           KANSAS CITY, MISSOURI 64111

January 30, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:      American Century Variable Portfolios, Inc. (CIK# 0000814680)

Ladies and Gentlemen:

     On behalf of the  above-referenced  Registrant,  transmitted  herewith  for filing  pursuant to Rule  14a-6(b)  of  Regulation  14(a)  under the  Securities
Exchange  Act  of  1934  are  definitive  additional  materials  relating  to a
Special Meeting of the Registrant to be held on March 3, 2006.

     If you have any  questions or comments  pertaining  to this filing,  please contact the undersigned at (816) 340-3335.

Sincerely,

/s/ Otis H. Cowan
--------------------------------------
Otis H. Cowan
Vice President and
Assistant General Counsel